Critical Accounting Estimates and Judgments	6 Months Ended
Jun. 30, 2019
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

4. Critical Accounting Estimates and Judgments

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

(a) Share-based payments

Share options granted to employees and consultants are measured at the fair value of the equity instruments granted. Fair value is determined through the use of the Black-Scholes option-pricing model, which is considered the most appropriate model for this purpose by management.

Initially, the Company’s ordinary shares were not publicly traded and consequently the Company needed to estimate the fair value of its share and the expected volatility of that value. Please refer to the Company’s annual financial statements for the year ended December 31, 2018 for the assumptions used in those estimates. The value of the underlying shares was determined on the basis of the prior sale of company stock method. As such, the Company has benchmarked the value per share to external transactions of Company shares and external financing rounds.

For options granted from the moment of listing, the Company uses the closing price of the ordinary shares on the previous business day as exercise price of the options granted.

The result of the share option valuations and the related compensation expense is dependent on the model and input parameters used. Even though Management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the Company’s share options.

(b) Corporate income taxes

The Company recognizes deferred tax assets arising from unused tax losses or tax credits only to the extent that the Company has sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized. Management’s judgment is that such convincing evidence is currently not sufficiently available and a deferred tax asset is therefore only recognized to the extent that the Company has sufficient taxable temporary differences.

(c) Grant income

Grant income is not recognized until there is reasonable assurance that the Company will comply with the conditions attached to them. Grants are recognized in profit or loss on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are expected to compensate.

(d) Research and development expenditures

Research expenditures are currently not capitalized but are reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

The condensed consolidated financial statements do not include all disclosures for critical accounting estimates and judgments that are required in the annual consolidated financial statements and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2018.